Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 419	$ 328
Rental and utility deposit	19	19
Advance to suppliers	243	410
Prepayment	520	654
Coupon and dividend receivable	176	93
Others	890	915
Total prepaid expenses and other current assets	$ 2,267	$ 2,419